Investments, at Fair Value Through Profit and Loss - Schedule of Private Investments at Fair Value (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Schedule of Private Investments at Fair Value [Line Items]
Cost		$ 36,112,536	$ 29,670,854
Estimated Fair Value		$ 29,372,628	$ 37,348,081	$ 32,717,095
% of FV		100.00%	100.00%
Amina Bank AG [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		3,906,250 non-voting shares	3,906,250 non-voting shares
Cost		$ 24,749,403	$ 25,286,777
Estimated Fair Value		$ 24,285,752	$ 35,457,982
% of FV		82.70%	95.00%
Earnity Inc. [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		85,142 preferred shares	85,142 preferred shares
Cost		$ 95,538	$ 102,205
Estimated Fair Value
% of FV		0.00%	0.00%
Luxor Technology Corporation [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		201,633 preferred shares	201,633 preferred shares
Cost		$ 460,016	$ 462,145
Estimated Fair Value		$ 524,963	$ 500,058
% of FV		1.80%	1.30%
SDK:meta, LLC [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		1,000,000 units	1,000,000 units
Cost		$ 2,495,232	$ 2,506,780
Estimated Fair Value
% of FV		0.00%	0.00%
Skolem Technologies Ltd. [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		16,354 preferred shares	16,354 preferred shares
Cost		$ 129,495	$ 130,095
Estimated Fair Value
% of FV		0.00%	0.00%
VolMEX Labs Corporation [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		Rights to certain preferred shares and warrants	Rights to certain preferred shares and warrants
Cost		$ 30,000	$ 30,000
Estimated Fair Value
% of FV		0.00%	0.00%
Global Benchmarks AB [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description	[1]	53,300 common shares
Cost	[1]	$ 199,875
Estimated Fair Value	[1]	$ 199,875
% of FV	[1]	0.70%
ZKP Corporation [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description	[1]	370,370 common shares	370,370 common shares
Cost	[1]	$ 1,000,000	$ 1,000,000
Estimated Fair Value	[1]	$ 1,000,000	$ 1,000,000
% of FV	[1]	3.40%	2.70%
CH Technical Solutions SA [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		25 common shares
Cost		$ 3,952,977
Estimated Fair Value		$ 362,038
% of FV		1.20%
Canada Stablecorp Inc. [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		303,030 common shares
Cost		$ 500,000
Estimated Fair Value		$ 500,000
% of FV		1.70%
Continental Stable Coin [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		Rights to certain preferred shares
Cost		$ 500,000
Estimated Fair Value		$ 500,000
% of FV		1.70%
Bonsol Labs Inc. [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description		Rights to certain preferred shares
Cost		$ 2,000,000
Estimated Fair Value		$ 2,000,000
% of FV		6.80%
3iQ Corp. [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description			61,712 common shares
Cost			$ 63,270
Estimated Fair Value			$ 300,459
% of FV			0.80%
Neuronomics AG [Member]
Schedule of Private Investments at Fair Value [Line Items]
Security description			724 common shares
Cost			$ 89,582
Estimated Fair Value			$ 89,582
% of FV			0.20%

[1]	Investments in related party entities - see Note 26